K&L Gates LLP State Street Financial Center One Lincoln Street Boston, MA 02111 T +1 617 261 3100 F +1 617 261 3175 klgates.com

VIA EDGAR TRANSMISSION

George P. Attisano

george.attisano@klgates.com

February 8, 2016

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:

John Hancock Funds II (the “Trust”), on behalf of:

Natural Resources Fund;

New Opportunities Fund;

Redwood Fund;

Small Cap Value Fund;

Spectrum Income Fund; and

Strategic Income Opportunities Fund (collectively, the “Funds”)

File Nos. 333-126293; 811-21779

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for the Funds.

The interactive data files included as exhibits to this filing relate to the forms of prospectus filed with the Securities and Exchange Commission on January 21, 2016 on behalf of the Funds pursuant to Rule 497(e) (Accession No. 0001133228-16-006994), each of which is incorporated by reference into this Rule 497 Document.

If you have any questions or comments concerning the foregoing, please call me at (617) 261-3240.

Very truly yours,

/s/ George P. Attisano

George P. Attisano

K&L Gates LLP

Cc: Ariel Ayanna,

Assistant Secretary of the Trust

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document